Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Summary of Company's property, plant and equipment

	March 31,	December 31,
	2024	2023
Vehicles	$354	$354
Buildings and improvements	43	43
Computer equipment	25	25
Furniture and fixtures	3	3
Machinery and equipment	1,404	1,404
Internal-use software	3,698	3,126
Property, plant and equipment, gross	$5,527	$4,955
Less: accumulated depreciation	(2,144)	(1,871)
Property, plant and equipment, net	$3,383	$3,084

	December 31,
	2023	2022
Vehicles	$354	$386
Buildings	43	43
Computer equipment	25	23
Furniture and fixtures	3	3
Machinery and equipment	1,404	1,140
Internal-use software	3,126	1,851
Property, plant and equipment, gross	$4,955	$3,446
Less: accumulated depreciation	(1,871)	(1,020)
Property, plant and equipment, net	$3,084	$2,426